Related Parties - Additional Information (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Related Party Transactions [Abstract]
Due from related party description	The amounts are unsecured, non-interest bearing and expected to be repaid within the next 12 months
Impairment loss allowance of trade receivables	$ 0